BETTER 10K - PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property and equipment consists of the following:As of December 31,(Amounts in thousands)20222021Computer and Hardware$18,688 $23,850 Furniture and equipment3,105 4,559 Land and buildings3,030 — Leasehold improvements21,661 19,866 Finance lease assets3,761 3,761 Total property and equipment50,245 52,035 Less: Accumulated depreciation(19,741)(11,076)Property and equipment, net$30,504 $40,959